Prepaid Expenses and Other Receivables (Details) - Third Party [Member] - USD ($)	Dec. 31, 2024	Nov. 05, 2024
Prepaid Expenses and Other Receivables [Line Items]
Outstanding payment	$ 1,042,417	$ 2,900,000
Receivable third party		$ 1,857,583